SHARE-BASED COMPENSATION PLAN - Amounts recognized in the financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities and Equity
Non-current liabilities, Provision for phantom stock plan	R$ 268,489	R$ 162,117
Equity, Stock options granted	26,744	20,790
Equity, Shares granted		(2,365)
Total effect on equity	26,744	18,425
Statement of income and Equity
Non-current liabilities, Provision for phantom stock plan	(154,318)	(75,542)	R$ (94,897)
Equity, Stock options granted	(8,319)	(5,335)	(4,843)
Equity, Shares granted		2,365
Total Equity impact	(8,319)	(2,970)	(4,843)
Total income statement effect	R$ (162,637)	R$ (78,512)	R$ (99,740)
PSO | Bottom of range [member]
SHARE-BASED COMPENSATION PLAN
Total shareholder return	75.00%
PSO | Top of range [member]
SHARE-BASED COMPENSATION PLAN
Total shareholder return	125.00%